SUPPLEMENT TO THE FIRST INVESTORS TAXABLE BOND PROSPECTUS
                     Dated January 26, 2001, relating to the
                         FIRST INVESTORS FUND FOR INCOME




1. The last sentence in the paragraph regarding Manager Clark D. Wagner under "Fund Management" on page 24 of the prospectus, is hereby deleted and replaced with the following:

         Mr. Wagner is Director of Fixed Income. Mr. Wagner was Chief Investment Officer of FIMCO from 1992-2001.

2. The description of Manager Nancy W. Jones under the "Fund Management" section on page 24 of the prospectus, is hereby deleted and replaced with the following:

         Greg Miller and Richard T. Bourke serve as Co-Portfolio Managers of the Fund. Messrs. Miller and Bourke also serve as Co-Portfolio Managers of certain other First Investors Funds. Mr. Miller joined First Investors in 1991 as a securities analyst for the High Yield Department. Mr. Bourke joined First Investors in 1997 as an analyst. From 1995 to 1997, Mr. Bourke was employed as a senior financial analyst for Princeton Venture Research.

This Supplement is dated December 10, 2001.

TBPRSDC01

             SUPPLEMENT TO THE FIRST INVESTORS INVESTMENT GRADE FUND
                                   PROSPECTUS
                             Dated January 26, 2001



1. The last sentence in the paragraph regarding Manager Clark D. Wagner under "Who Manages the Investment Grade Fund" on page 9 of the prospectus, is hereby deleted and replaced with the following:

         Mr. Wagner is Director of Fixed Income. Mr. Wagner was Chief Investment Officer of FIMCO from 1992-2001.

This Supplement is dated December 10, 2001

IGPSDC02

            SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION FOR
                   FIRST INVESTORS CASH MANAGEMENT FUND, INC.
                      FIRST INVESTORS GOVERNMENT FUND, INC.
                      FIRST INVESTORS INVESTMENT GRADE FUND
                     a series of First Investors Series Fund
                      FIRST INVESTORS FUND FOR INCOME, INC.
                             Dated January 26, 2001



1. The description regarding Clark D. Wagner under the "Directors and Officers" section of the statement of additional information on page 26, is hereby deleted and replaced with the following:

         Clark D.Wagner (41), Vice President, First Investors Series Fund, First Investors Multi-State Insured Tax Free Fund, First Investors New York Insured Tax Free Fund, Inc., First Investors Insured Tax Exempt Fund, Inc., Executive Investors Trust, and First Investors Government Fund, Inc.; Director of Fixed Income. Mr. Wagner was Chief Investment Officer of FIMCO from 1992-2001.

2. The description regarding Nancy W. Jones under the "Directors and Officers" section of the statement of additional information on page 26, is hereby deleted in its entirety.

3. The reference to Nancy W. Jones in the description of the Investment Committee on page 30 is hereby deleted.

This Supplement is dated December 10, 2001

TBSAIDC03

            SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION FOR
                      FIRST INVESTORS SERIES FUND II, INC.
                               Focused Equity Fund
                              Growth & Income Fund
                            Mid-Cap Opportunity Fund
                              Utilities Income Fund
                               All-Cap Growth Fund
                           FIRST INVESTORS SERIES FUND
                                 Blue Chip Fund
                             Special Situations Fund
                                Total Return Fund
                        FIRST INVESTORS GLOBAL FUND, INC.
                             Dated January 26, 2001



1. The description regarding Clark D. Wagner under the "Directors/Trustees and Officers" section of the statement of additional information on page 42, is hereby deleted and replaced with the following:

         Clark D.Wagner (41), Vice President, First Investors Series Fund, First Investors Multi-State Insured Tax Free Fund, First Investors New York Insured Tax Free Fund, Inc., First Investors Insured Tax Exempt Fund, Inc., Executive Investors Trust, and First Investors Government Fund, Inc.; Director of Fixed Income. Mr. Wagner was Chief Investment Officer of FIMCO from 1992-2001.

2. The description regarding Nancy W. Jones under the "Directors/Trustees and Officers" section of the statement of additional information on page 43, is hereby deleted in its entirety.

3. The reference to Nancy W. Jones in the description of the Investment Committee on page 47 is hereby deleted.

This Supplement is dated December 10, 2001

EFSAIDC04

          SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION FOR THE
               FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
              FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
                     a series of First Investors Series Fund
                  FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
                   FIRST INVESTORS INSURED TAX EXEMPT FUND II
                      a series of Executive Investors Trust
              FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
                FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                Dated May 1, 2001

1.       The  description  regarding  Clark D. Wagner  under the  "Directors  or
         Trustees and Officers" section of the statement of additional information on page 103, is hereby deleted and replaced with the following:

         Clark D. Wagner (41), Vice President, First Investors Series Fund, First Investors Multi-State Insured Tax Free Fund, First Investors New York Insured Tax Free Fund, Inc., First Investors Insured Tax Exempt Fund, Inc., Executive Investors Trust, and First Investors Government Fund, Inc.; Director of Fixed Income. Mr. Wagner was Chief Investment Officer of FIMCO from 1992-2001.

2. The reference to Nancy W. Jones in the description of the Investment Committee on page 106 is hereby deleted.

This Supplement is dated December 10, 2001

TESAIDC01